INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 11 -	INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2015	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method

China Techenergy Co., Ltd.	40.00%	$9,814	(5,953)	48	3,909
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	866	3,722	-	4,588
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,613	2,185	-	3,798
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	491	(491)	-	-
Southcon Development Sdn Bhd.	30.00%	238	(21)	-	217
		$13,022	(558)	48	12,512

Cost method

Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,593	-	-	2,593
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,773	-	-	1,773
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,464	-	-	4,464

June 30, 2016	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method

China Techenergy Co., Ltd.	40.00%	$9,030	1,077	44	10,151
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	797	3,961	-	4,758
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,484	2,213	-	3,697
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	452	(452)	-	-
Southcon Development Sdn Bhd.	30.00%	224	(116)	-	108
		$11,987	6,683	44	18,714

Cost method

Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,387	-	-	2,387
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,631	-	-	1,631
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	90	-	-	90
		$4,108	-	-	4,108

For the year ended June 30, 2014, the Company recognized an impairment loss of RMB2,000 (equivalent to $325) against the investment in Zhongjijing Investment Consulting Co., Ltd. (“Zhongjijing”). As a result, the balance of investment in Zhongjijing was reduced to nil as of June 30, 2014. The Company expects that the recoverable amount of the investment in Zhongjijing to be nil.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”), but uses the cost method to account for the investment because:

1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;

2) Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.

3) Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for noncontrolling shareholders.

For the year ended June 30, 2015, the Company received a dividend of $249 from Shenhua Hollysys Information Technology Co. Ltd.

In April 2016, the Company’s equity interest in Heilongjiang Ruixing Technology Co., Ltd. was diluted from 8.31% to 6% due to cash injections made by the other investor. Accordingly, the Company continues to use the cost method to account for the investment.

For the year ended June 30, 2016, the Company recorded dividend income and a receivable of $1,109 from Heilongjiang Ruixing Technology Co., Ltd., out of which nil was received during the year ended as of June 30, 2016.